SHARE BASED COMPENSATION - Schedule of Assumptions Used to Estimate Fair Value of Share Options (Details) - 2018 Share Incentive Plan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.35%	0.92%
Volatility	39.00%	40.00%
Dividend yield	2.50%	2.50%
Expected Life	6 years	6 years